Financial assets at amortized cost and other positions in scope of expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	$ (1,244)	$ (1,091)	$ (1,165)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	768,640	732,618
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	766,407	730,379
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171,806	169,445
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,206	14,671
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74,128	67,814
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,300	35,033
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	405,633	390,027
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	174,400	156,930
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,305	46,470
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14,431	12,226
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,694	13,903
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	117,924	132,287
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,041	1,834
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,889	3,272
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,334	53,389
of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,615	2,611
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,233	2,239
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	580
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(308)	(260)	(282)
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	748,015	714,889
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	745,782	712,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171,788	169,402
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,191	14,670
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74,128	67,814
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,300	35,033
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	385,493	372,903
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163,617	147,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,252	43,112
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,594	10,733
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,662	12,211
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	117,874	132,196
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,564	1,420
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,873	3,261
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53,882	52,829
Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,422	2,357
Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,233	2,239
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(272)	(267)	(220)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(89)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(26)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(66)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(38)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(13)
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,475	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,475	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18	44
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14	1
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,131	15,587
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,955	8,579
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,038	3,349
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,331	1,189
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,524	1,342
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	438	382
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12	0
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	312	413
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	79	128
Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(664)	(564)	$ (662)
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,150	1,685
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,150	1,685
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,009	1,538
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	828	699
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15	9
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	506	303
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	508	351
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50	91
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	39	31
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4	11
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	141	147
Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	114	126
Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	769,696	733,508
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	767,462	731,269
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171,832	169,457
Gross carrying amount | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,213	14,676
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74,130	67,816
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,300	35,034
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	406,568	390,810
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	174,555	157,091
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,351	46,511
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14,671	12,356
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,956	14,154
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	117,946	132,313
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,083	1,869
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,008	3,367
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,421	53,475
Gross carrying amount | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,665	2,670
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171,788	169,402
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,198	14,675
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74,130	67,816
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,300	35,034
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	385,666	373,032
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163,656	147,678
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,272	43,129
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,628	10,757
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,696	12,237
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	117,879	132,205
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,571	1,427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,881	3,266
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53,897	52,846
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,426	2,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43	56
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,316	15,767
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,044	8,686
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,063	3,372
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,363	1,204
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,548	1,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	449	393
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	317	419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	80	130
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,586	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	856	727
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	16	9
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	680	395
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	712	553
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	67	108
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	63	50
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	115	101
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	206	210
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	159	176
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,057)	(890)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,057)	(890)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(26)	(12)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7)	(6)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(935)	(783)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(156)	(161)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(46)	(41)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(241)	(130)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(262)	(251)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(22)	(26)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(42)	(36)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(119)	(96)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(87)	(86)
Allowance for expected credit loss | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(49)	(59)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(197)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(197)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(173)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(39)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20)	(17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(34)	(24)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(34)	(26)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(16)	(17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(217)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(217)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(26)	(12)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(185)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(89)	(107)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(23)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(32)	(14)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(24)	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(10)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(6)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(2)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(643)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(643)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(577)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(28)	(28)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(174)	(92)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(204)	(203)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(17)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(24)	(19)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(111)	(90)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(66)	(63)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(44)	(51)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0